Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 4,676	$ 4,473	$ 4,217	$ 13,493	$ 12,744
Non-interest income	3,123	3,469	3,540	10,297	10,821
Total revenue	7,799	7,942	7,757	23,790	23,565
Provision for credit losses	412	219	380	853	1,640
Non-interest expenses	4,191	4,159	4,097	12,573	12,347
Provision for income taxes	602	817	738	2,283	2,182
Net income	2,594	2,747	2,542	8,081	7,396
Net income attributable to non-controlling interests in subsidiaries	54	78	81	220	261
Net income attributable to equity holders of the Bank	2,540	2,669	2,461	7,861	7,135
Average assets	1,295,000	1,264,000	1,148,000	1,265,000	1,152,000
Average liabilities	1,222,000	1,192,000	1,076,000	1,192,000	1,081,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,361	2,144	2,030	6,638	5,948
Non-interest income	758	759	765	2,258	2,119
Total revenue	3,119	2,903	2,795	8,896	8,067
Provision for credit losses	93	(12)	69	46	429
Non-interest expenses	1,385	1,324	1,267	3,991	3,700
Provision for income taxes	428	412	380	1,266	1,021
Net income	1,213	1,179	1,079	3,593	2,917
Net income attributable to non-controlling interests in subsidiaries
Net income attributable to equity holders of the Bank	1,213	1,179	1,079	3,593	2,917
Average assets	437,000	423,000	384,000	424,000	375,000
Average liabilities	337,000	326,000	317,000	328,000	311,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	1,759	1,687	1,586	5,094	5,036
Non-interest income	660	720	776	2,129	2,265
Total revenue	2,419	2,407	2,362	7,223	7,301
Provision for credit losses	325	276	339	875	1,260
Non-interest expenses	1,295	1,268	1,299	3,848	3,995
Provision for income taxes	122	182	160	512	498
Net income	677	681	564	1,988	1,548
Net income attributable to non-controlling interests in subsidiaries	52	76	78	213	253
Net income attributable to equity holders of the Bank	625	605	486	1,775	1,295
Average assets	209,000	204,000	191,000	203,000	195,000
Average liabilities	155,000	149,000	146,000	149,000	149,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	200	184	160	558	467
Non-interest income	1,112	1,174	1,175	3,534	3,566
Total revenue	1,312	1,358	1,335	4,092	4,033
Provision for credit losses	5	1	(1)	5	1
Non-interest expenses	796	803	812	2,461	2,431
Provision for income taxes	133	145	132	424	414
Net income	378	409	392	1,202	1,187
Net income attributable to non-controlling interests in subsidiaries	2	2	2	7	7
Net income attributable to equity holders of the Bank	376	407	390	1,195	1,180
Average assets	33,000	32,000	29,000	32,000	28,000
Average liabilities	48,000	48,000	46,000	48,000	44,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	405	360	363	1,138	1,071
Non-interest income	747	902	890	2,680	2,775
Total revenue	1,152	1,262	1,253	3,818	3,846
Provision for credit losses	(15)	(46)	(27)	(77)	(50)
Non-interest expenses	655	653	620	1,978	1,867
Provision for income taxes	134	167	147	490	456
Net income	378	488	513	1,427	1,573
Net income attributable to non-controlling interests in subsidiaries
Net income attributable to equity holders of the Bank	378	488	513	1,427	1,573
Average assets	443,000	431,000	401,000	440,000	398,000
Average liabilities	419,000	400,000	373,000	409,000	386,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(49)	98	78	65	222
Non-interest income	(154)	(86)	(66)	(304)	96
Total revenue	(203)	12	12	(239)	318
Provision for credit losses	4			4
Non-interest expenses	60	111	99	295	354
Provision for income taxes	(215)	(89)	(81)	(409)	(207)
Net income	(52)	(10)	(6)	(129)	171
Net income attributable to non-controlling interests in subsidiaries			1		1
Net income attributable to equity holders of the Bank	(52)	(10)	(7)	(129)	170
Average assets	173,000	174,000	143,000	166,000	156,000
Average liabilities	$ 263,000	$ 269,000	$ 194,000	$ 258,000	$ 191,000